Property and Equipment, Net - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,787,260	$ 1,627,670
Less accumulated depreciation	(1,088,492)	(1,019,719)
Property and equipment, net	698,768	607,951
Computers, Related Equipment and Software [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	1,195,787	1,163,807
Building and Land [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	291,262	177,255
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	244,858	234,777
Furniture, Fixtures and Other [Member]
Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 55,353	$ 51,831